BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund (the “Fund”)

Supplement dated May 2, 2022

to the Summary Prospectus dated October 28, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be read in conjunction with the Summary Prospectus.

A.

Effective immediately, Milena Mileva is added as a portfolio manager of the portion of the assets of the Fund managed by Baillie Gifford Overseas Limited (“Baillie Gifford Overseas’ Allocated Portion of the Fund”), and Gerard Callahan no longer serves as a portfolio manager of Baillie Gifford Overseas’ Allocated Portion of the Fund. Joe Faraday, Iain Campbell, Moritz Sitte, and Sophie Earnshaw continue to serve as portfolio managers of Baillie Gifford Overseas’ Allocated Portion of the Fund.

Accordingly, effective immediately, the table entitled “Baillie Gifford Overseas” under the section of the Summary Prospectus entitled “Sub-advisers and Portfolio Managers” is replaced with the following:

Portfolio Managers	Position with Baillie Gifford Overseas	Length of Service to the Fund
Joe Faraday	Investment Manager	Since Inception
Iain Campbell	Investment Manager	Since Inception
Moritz Sitte	Investment Manager	Since Inception
Sophie Earnshaw	Investment Manager	Since September 2018
Milena Mileva	Investment Manager	Since May 2022

B.

Effective immediately, Jon Tringale is added as a portfolio manager of the portion of the assets of the Fund managed by WCM Investment Management, LLC (“WCM’s Allocated Portion of the Fund”), and Kurt R. Winrich no longer serves as a portfolio manager of WCM’s Allocated Portion of the Fund. Sanjay Ayer, Paul R. Black, Peter J. Hunkel, and Michael B. Trigg continue to serve as portfolio managers of WCM’s Allocated Portion of the Fund.

Accordingly, effective immediately, the table entitled “WCM” under the section of the Summary Prospectus entitled “Sub-advisers and Portfolio Managers” is replaced with the following:

Portfolio Managers	Position with WCM	Length of Service to the Fund
Paul R. Black	President, CEO and Portfolio Manager	Since Inception
Peter J. Hunkel	Portfolio Manager and Business Analyst	Since Inception
Michael B. Trigg	Portfolio Manager and Business Analyst	Since Inception
Sanjay Ayer, CFA	Portfolio Manager and Business Analyst	Since June 2020
Jon Tringale	Portfolio Manager	Since May 2022

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE